LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Long-term Debt, Net
Long-term debt, net consisted of the following:

	December 31,
	2020	2019
Senior Notes (a)
2019 7.250% Studio City Notes, due 2024 (net of unamortized deferred financing costs of $6,165 and $7,829, respectively)	$593,835	$592,171
2020 6.000% SC Notes, due 2025 (net of unamortized deferred financing costs of $4,566)	495,434	—
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $4,738)	495,262	—
2016 7.250% SC Secured Notes, due 2021 (net of unamortized deferred financing costs of $7,211)	—	842,789

Credit Facilities (b)
2016 Studio City Credit Facilities (1)	129	128

	$1,584,660	$1,435,088

Note
(1)
As of December 31, 2020 and 2019, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $440 and $885 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs)
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs) as of December 31, 2020 are as follows:

Year end i n g December 31,
2021	$—
2022	—
2023	—
2024	600,000
2025	500,000
Over 2025	500,129

$1,600,129